Capital Assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Capital Assets

Note 6 - Capital Assets

Capital assets consist of the following at December 31, 2011 and 2010:

	2011	2010

Motor vehicle	$74,500	$74,500
Office equipment	2,040	2,040
	76,540	76,540
Less: Accumulated depreciation	(76,540)	(71,539)
	$—	$5,001

Depreciation charged to operations for the years ended December 31, 2011 and 2010 and the period from the effective date of the exploration stage to December 31, 2011, amounted to $5,001, $15,308, and $76,540, respectively.